Revenue from Contracts with Customers - Performance Obligation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Revenue from Contracts with Customers
Unsatisfied or partially unsatisfied performance obligations	$ 2,600,754
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contracts with Customers
Unsatisfied or partially unsatisfied performance obligations	$ 693,978
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contracts with Customers
Unsatisfied or partially unsatisfied performance obligations	$ 602,463
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contracts with Customers
Unsatisfied or partially unsatisfied performance obligations	$ 505,287
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contracts with Customers
Unsatisfied or partially unsatisfied performance obligations	$ 799,026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	84 months